Leases (Tables)	12 Months Ended
Jan. 31, 2011
Leases
Schedule Of Rent Expense For Facilities And Equipment

	Year Ended January 31
	2011	2010	2009
	(in millions)
Gross rental expense	$174	$156	$141
Less lease and sublease income	(23)	(15)	(12)

Net rental expense	$151	$141	$129

Schedule Of Lease Commitments, And Lease Or Sublease Receipts Under Non-Cancelable Operating Leases

Year Ending January 31	Operating lease commitment	Lease or sublease receipts
	(in millions)
2012	$139	$8
2013	115	8
2014	91	6
2015	75	4
2016	62	4
2017 and thereafter	172	42

Total	$654	$72